Dividends	12 Months Ended
Mar. 31, 2026
Text Block [Abstract]
Dividends
15. Dividends
The amount available for dividends under Japan’s Companies Act is based on the amount recorded in MHFG’s non-consolidated
general books of account, maintained in accordance with accounting principles generally accepted in Japan (“Japanese GAAP”) and adjusted by post period-end
changes. Therefore, the consolidated shareholders’ equity under U.S. GAAP has no effect on the determination of the amount available for dividends.
On
March 31, 2026, MHFG’s capital stock, capital surplus and retained earnings were ¥2,256,768 million, ¥1,196,660 million and ¥2,755,324 million, respectively, under Japanese GAAP.
Pursuant to the Companies Act, in making a distribution of retained earnings, an entity must set aside in its legal reserve an amount equal to one-tenth
of the amount of retained earnings so distributed, until its legal reserve reaches one-quarter
of its capital stock. MHFG’s legal reserve at March 31, 2026 was ¥1,201,010 million, of which ¥1,196,660 million was included in capital surplus and ¥4,350 million in retained earnings.
In addition to the provision that requires an appropriation for the legal reserve, the Companies Act and Japan’s Banking Act impose certain limitations on the amount available for dividends. Under the Companies Act, MHFG’s maximum amount available for dividends at March 31, 2026, was ¥
2,443,111
 million, based on the amount recorded in MHFG’s general books of account under Japanese GAAP. Under the Banking Act and related regulations, MHFG has to meet the minimum capital adequacy requirements. Distributions of retained earnings, which are otherwise distributable to shareholders, are restricted in order to maintain the minimum capital requirements. See Note 17 “Regulatory matters” for further discussion of regulatory capital requirements.
Payment of dividends on shares of common stock is also subject to the prior payment of dividends on shares of preferred stock, if any are outstanding.